January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 74.6%
iShares Developed Real Estate Index Fund, Class K	115,925	$ 978,404
iShares ESG Aware MSCI EAFE ETF	39,730	3,969,424
iShares ESG Aware MSCI EM ETF(b)	41,559	1,975,715
iShares ESG Aware MSCI USA ETF	69,824	10,527,364
iShares ESG Aware MSCI USA Small-Cap ETF(b)	25,223	1,221,045
iShares MSCI Canada ETF(b)	10,102	548,135
iShares MSCI EAFE Small-Cap ETF(b)	8,209	671,250
iShares MSCI Emerging Markets Small-Cap ETF	4,434	319,337
		20,210,674
Fixed-Income Funds — 25.3%
iShares ESG Aware U.S. Aggregate Bond ETF	115,075	5,516,696
iShares TIPS Bond ETF	11,997	1,325,429
		6,842,125
Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	4,112,194	4,114,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)	83,722	83,722
		4,197,972
Total Investments — 115.4% (Cost: $26,765,975)		31,250,771
Liabilities in Excess of Other Assets — (15.4)%		(4,172,948)
Net Assets — 100.0%		$ 27,077,823

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,673,145	$ —	$ (558,679)(a)	$ (216)	$ —	$ 4,114,250	4,112,194	$ 5,224 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	53,228	30,494 (a)	—	—	—	83,722	83,722	530	—
iShares Developed Real Estate Index Fund, Class K	887,321	91,981	(5,665)	(57)	4,824	978,404	115,925	20,681	18,086
iShares ESG Aware MSCI EAFE ETF	3,871,720	177,756	(317,094)	8,378	228,664	3,969,424	39,730	74,756	—
iShares ESG Aware MSCI EM ETF	1,875,461	79,772	(104,338)	5,891	118,929	1,975,715	41,559	31,095	—
iShares ESG Aware MSCI USA ETF	10,062,095	447,105	(61,431)	(1,309)	80,904	10,527,364	69,824	31,030	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,195,949	38,190	(93,587)	2,586	77,907	1,221,045	25,223	3,542	—
iShares ESG Aware U.S. Aggregate Bond ETF	5,074,558	499,232	(31,508)	(240)	(25,346)	5,516,696	115,075	50,779	—
iShares MSCI Canada ETF	508,466	18,509	(14,451)	67	35,544	548,135	10,102	4,818	—
iShares MSCI EAFE Small-Cap ETF	633,153	36,422	(45,530)	1,415	45,790	671,250	8,209	12,725	—
iShares MSCI Emerging Markets Small-Cap ETF	296,198	18,560	(9,748)	307	14,020	319,337	4,434	7,311	—
iShares TIPS Bond ETF	1,240,105	103,327	(7,861)	(55)	(10,087)	1,325,429	11,997	11,611	—
				$ 16,767	$ 571,149	$ 31,250,771		$ 254,102	$ 18,086

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 20,210,674	$ —	$ —	$ 20,210,674
Fixed-Income Funds	6,842,125	—	—	6,842,125
Money Market Funds	4,197,972	—	—	4,197,972
	$31,250,771	$—	$—	$31,250,771

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments